Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 2,477	$ 1,611	$ 2,211
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities	(758)	696	(1,131)
Related tax effect	171	(340)	359
Reclassification of losses (gains) recognized in net income	0	14	(544)
Related tax effect	0	(4)	210
Total other comprehensive income (loss)	(587)	366	(1,106)
Comprehensive income	1,890	1,977	1,105
Less: Comprehensive income attributable to noncontrolling interest	(570)	(592)	(593)
Comprehensive income attributable to Uwharrie Capital	$ 1,320	$ 1,385	$ 512